BP Capital TwinLine MLP Fund (“MLP Fund”)

Supplement dated June 13, 2017 to the Summary Prospectus
 dated March 30, 2017

Effective immediately, Benton Cook, CFA has joined the MLP Fund’s portfolio management team as a Portfolio Manager.

Effective immediately, the portfolio manager table in the section titled, “Management” for the MLP Fund on page 6 of the Summary Prospectus is replaced with the following:

Portfolio Manager	Position with Advisor	Managed the Fund Since:
Toby Loftin	Managing Member and Portfolio Manager	Inception, 2013
Anthony Riley, CFA	Portfolio Manager	2017
Benton Cook, CFA	Portfolio Manager	2017

Please retain this Supplement with the Summary Prospectus.

BP Capital TwinLine MLP Fund (“MLP Fund”)

Supplement dated June 13, 2017 to the Statutory Prospectus
dated March 30, 2017

Effective immediately, Benton Cook, CFA has joined the MLP Fund’s portfolio management team as a Portfolio Manager.

Effective immediately, the portfolio manager table in the section titled, “Management” for the MLP Fund on page 17 of the Summary Section of the statutory Prospectus is replaced with the following:

Portfolio Manager	Position with Advisor	Managed the Fund Since:
Toby Loftin	Managing Member and Portfolio Manager	Inception, 2013
Anthony Riley, CFA	Portfolio Manager	2017
Benton Cook, CFA	Portfolio Manager	2017

The following disclosure is hereby added to page 35 of the Prospectus:

Benton Cook, CFA, Portfolio Manager, joined BP Capital Fund Advisors in June 2017, where he serves as a member of the Investment Committee and a Portfolio Manager for the BP Capital TwinLine MLP Fund.

Mr. Cook has over 15 years of investing experience in public and private equity oil and gas markets.  Prior to joining the team, Mr. Cook was a Portfolio Manager with Mariner Investment Group (2016 – 2017), and before that he was a Portfolio Manager with A.G. Hill Partners (2009 – 2015) and Opsis Capital Management (2005 -2009).  Mr. Cook previously held positions as a Senior Analyst with Carlson Capital and as an Equity Research Analyst with Raymond James.

Mr. Cook has an MBA in Finance from the University of Texas at Austin and a BA in Economics from Johns Hopkins University.  He is also a CFA charter holder and member of the Chartered Financial Analyst Institute.

Please retain this Supplement with the Prospectus.

BP Capital TwinLine MLP Fund (“MLP Fund”)

Supplement dated June 13, 2017 to the Statement of Additional Information (“SAI”)
 dated March 30, 2017

Effective immediately, Benton Cook, CFA has joined the MLP Fund’s portfolio management team as a Portfolio Manager.

Effective immediately, the following table is added to page B-46 of the SAI:

The following provides information regarding other accounts managed by Mr. Cook as of May 31, 2017:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in millions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	None	None	None	None
Other Pooled Investment Vehicles	None	None	None	None
Other Accounts	None	None	None	None

Please retain this Supplement with the SAI.

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